CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 529	$ 53,964	$ (1,217)	$ (51,220)	$ 70,749	$ 611	$ 73,416
Balance (in shares) at Dec. 31, 2010	2,694,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	136	120	0	0	0	256
Allocation of ESOP shares (in shares)	12,018
Purchase of treasury stock	0	0	0	(122)	0	0	(122)
Purchase of treasury stock (in shares)	(5,439)
Cash dividends-common stock	0	0	0	0	(534)	0	(534)
Director compensation	0	0	0	69	0	0	69
Director compensation (in shares)	3,248
Compensation expense restricted shares	0	13	0	0	0	0	13
Exercise of options	0	(16)	0	227	0	0	211
Exercise of options (in shares)	10,916
Income tax benefit arising from stock compensation	0	3	0	0	0	0	3
Stock option expense	0	32	0	0	0	0	32
Vesting of restricted stock grant	0	(14)	0	14	0	0	0
Vesting of restricted stock grant (in shares)	700
Unrealized gains on securities, net of tax	0	0	0	0	0	1,493	1,493
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	(1,358)	(1,358)
Net income	0	0	0	0	3,929	0	3,929
Balance at Dec. 31, 2011	529	54,118	(1,097)	(51,032)	74,144	746	77,408
Balance (in shares) at Dec. 31, 2011	2,716,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	190	127	0	0	0	317
Allocation of ESOP shares (in shares)	13,104
Cash dividends-common stock	0	0	0	0	(543)	0	(543)
Director compensation	0	20	0	129	0	0	149
Director compensation (in shares)	6,304
Exercise of options	0	0	0	7	0	0	7
Exercise of options (in shares)	315
Deferred tax adjustment arising from stock compensation	0	(27)	0	0	0	0	(27)
Stock option expense	0	27	0	0	0	0	27
Unrealized gains on securities, net of tax	0	0	0	0	0	156	156
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	68	68
Net income	0	0	0	0	5,383	0	5,383
Balance at Dec. 31, 2012	$ 529	$ 54,328	$ (970)	$ (50,896)	$ 78,984	$ 970	$ 82,945
Balance (in shares) at Dec. 31, 2012	2,735,842